Portfolio of investments—September 30, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.39%
California: 0.39%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (50 Shares) 0.22% 144Aø	$ 5,000,000	$ 5,000,000
Total Closed end municipal bond fund obligations (Cost $5,000,000)		5,000,000

	Interest rate	Maturity date
Municipal obligations: 98.69%
California: 96.22%
Airport revenue: 6.90%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	5,730,000	6,865,971
Los Angeles CA Department of Airports AMT Subordinated Bond Los Angeles International Airport	5.00	5-15-2044	2,880,000	3,496,892
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	4.00	5-15-2044	3,500,000	3,943,016
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00	5-15-2047	5,000,000	5,977,213
Los Angeles CA Department of Airports Revenue AMT Senior Los Angeles International Airport	4.00	5-15-2050	17,040,000	19,386,544
Ontario CA International Airport Authority Revenue Series A (AGM Insured)	4.00	5-15-2051	2,500,000	2,866,326
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	8,886,047
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,649,054
San Diego County CA Regional Airport Authority Revenue Refunding Subordinated Bond Series A	5.00	7-1-2044	3,045,000	3,744,499
San Francisco CA City & County Airport Commission San Francisco International Airport Series A	5.00	5-1-2047	7,715,000	9,171,753
San Francisco CA City & County Airport Commission San Francisco International Airport Series B (Barclays Bank plc LOC) ø	0.03	5-1-2058	5,200,000	5,200,000
San Francisco CA City & County Airport Commission San Francisco International Airport Series E	5.00	5-1-2050	8,040,000	9,719,023
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,715,327
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	2,088,274
				89,709,939
Education revenue: 7.44%
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,352,468
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	3,358,870
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	3,091,990
California Educational Facilities Authority Stanford University Series V-2	5.00	4-1-2051	4,000,000	6,118,801
California Financial Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2046	1,670,000	1,865,827
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California Municipal Finance Authority California Baptist University Series A 144A	4.00%	11-1-2021	$ 195,000	$ 195,482
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	1,025,000	1,119,856
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,700,898
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,121,567
California Municipal Finance Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,404,338
California Municipal Finance Authority Education Revenue Literacy First Charter Schools	5.00	12-1-2039	1,390,000	1,673,909
California Municipal Finance Authority Education Revenue Stream Charter School Project 144A	5.00	6-15-2041	925,000	1,020,919
California Municipal Finance Authority Education Revenue Stream Charter School Project 144A	5.00	6-15-2051	1,265,000	1,376,462
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	710,443
California Municipal Finance Authority Revenue	4.00	10-1-2046	965,000	1,114,171
California Municipal Finance Authority Revenue	4.00	10-1-2051	1,150,000	1,322,962
California Municipal Finance Authority Revenue Refunding University Pacific Series A	4.00	11-1-2042	1,600,000	1,876,602
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,119,904
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,116,012
California School Finance Authority Charter School Revenue Aspire Public Schools 144A	5.00	8-1-2050	3,540,000	4,144,440
California School Finance Authority Charter School Revenue Girls Athletic Leadership Schools 144A	4.00	6-1-2051	905,000	918,746
California School Finance Authority Charter School Revenue Lifeline Education Charter School Project 144A	5.00	7-1-2045	800,000	913,746
California School Finance Authority Classical Academies Vista Project 144A	4.00	10-1-2046	1,250,000	1,380,302
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	520,003
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,817,685
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,126,296
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	1,032,961
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,273,201
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2041	500,000	535,095
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2051	650,000	686,074
California School Finance Authority School Facilities Revenue Granada Hills Charter 144A	4.00	7-1-2048	680,000	745,535
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	9,020,374
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,535,026
Fullerton CA PFA Refunding Bond	4.00	2-1-2051	2,500,000	2,844,065
University of California Series AI	5.00	5-15-2038	2,000,000	2,148,991
University of California Series K	4.00	5-15-2046	5,295,000	5,881,014
See accompanying notes to portfolio of investments

2  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
University of California Series M	4.00%	5-15-2047	$11,155,000	$ 12,586,335
University of California Series Q	4.00	5-15-2051	6,000,000	7,020,227
				96,791,597
GO revenue: 25.89%
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,769,890
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,221,159
Beaumont CA Unified School District Election of 2008 Series D (BAM Insured)	5.25	8-1-2044	2,000,000	2,428,499
Buena Park CA School District Election of 2014	4.00	8-1-2048	2,750,000	3,208,836
California Various Purposes	3.00	12-1-2046	2,135,000	2,280,036
California Various Purposes	3.00	12-1-2049	1,500,000	1,594,747
California Various Purposes	4.00	10-1-2041	4,000,000	4,760,811
California Various Purposes	4.00	3-1-2050	6,000,000	6,967,985
California Various Purposes	5.00	9-1-2032	5,100,000	5,545,582
California Various Purposes (BAM Insured)	5.00	9-1-2035	35,000,000	42,119,977
California Various Purposes	5.00	2-1-2038	5,000,000	5,300,679
California Various Purposes	5.00	10-1-2039	5,000,000	5,917,281
California Various Purposes	5.00	9-1-2041	5,000,000	6,514,199
California Various Purposes	5.00	8-1-2046	10,000,000	11,870,608
California Various Purposes	5.00	4-1-2049	2,500,000	3,099,186
California Various Purposes	5.25	4-1-2035	12,640,000	12,954,400
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,759,145
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,264,222
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,551,148
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	1,193,212
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	981,408
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	2,540,006
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,535,906
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,528,753
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	7,871,362
Escondido CA Union School District	4.00	8-1-2043	2,150,000	2,428,676
Eureka CA City Schools Election of 2014 (BAM Insured)	4.00	8-1-2049	3,750,000	4,271,519
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,185,049
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,792,666
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2036	200,000	233,608
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2038	500,000	582,240
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2045	5,970,000	6,784,944
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2047	4,305,000	4,883,765
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,517,583
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Long Beach CA Unified School District Election of 2008 Series F	3.00%	8-1-2047	$15,000,000	$ 15,779,913
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,384
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	11,434,316
Los Angeles CA Unified School District Series C	4.00	7-1-2044	3,480,000	4,018,498
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,425
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,153,168
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,754,493
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,585,416
New Haven CA Unified School District Election of 2014 Series C	3.00	8-1-2049	2,750,000	2,886,290
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,489,491
Oakland CA Unified School District Alameda	5.00	8-1-2029	10,125,000	12,124,633
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	485,000	518,845
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,600,000	4,158,756
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	1,987,838
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,849,551
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	2,009,763
Piedmont CA Unified School District Election of 2016	3.00	8-1-2049	10,325,000	10,905,460
Pomona CA Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	1,480,000	1,831,508
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,772,515
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	3,162,925
Sacramento CA Unified School District Election of 2012 Series A (BAM Insured)	5.25	8-1-2033	1,000,000	1,082,844
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,145,132
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,349,698
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	9,225,343
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,351,885
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	2,326,431
San Francisco CA Community College District Election of 2020 Series A	4.00	6-15-2045	3,400,000	3,925,424
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,908,111
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,812,688
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,617,095
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,752,948
San Jose CA Unified School District Santa Clara County	4.00	8-1-2042	4,000,000	4,678,286
San Rafael CA City High School District CAB Election of 2002 Series B (NPFGC Insured) ¤	0.00	8-1-2023	1,260,000	1,251,172
See accompanying notes to portfolio of investments

4  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
San Rafael City CA High School District Election of 2015 Series C	4.00%	8-1-2043	$ 1,500,000	$ 1,745,036
Sanger CA Unified School District Refunding Bond (NPFGC Insured)	5.60	8-1-2023	105,000	109,810
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	10,360,940
Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	779,914
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	265,171
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,135,864
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,686,713
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,954,096
Simi Valley CA Unified School District	4.00	8-1-2048	3,250,000	3,680,091
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	949,236
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,145,755
Tulare CA Local Health Care District Refunding Bond (BAM Insured)	4.00	8-1-2039	1,850,000	2,181,408
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,695,376
West Contra Costa CA Unified School District Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,392,717
West Contra Costa CA Unified School District Election of 2010 Series F (AGM Insured)	4.00	8-1-2049	1,265,000	1,478,381
West Contra Costa CA Unified School District Election of 2012 Series E (AGM Insured)	4.00	8-1-2049	2,060,000	2,407,483
Whittier CA Union High School District Election of 2020 Series A	3.00	8-1-2046	2,000,000	2,114,759
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,427,443
				336,920,525
Health revenue: 16.36%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured O'Connor Woods Project	5.00	1-1-2043	5,000,000	5,344,081
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Odd Fellows Home of California Series A	5.00	4-1-2042	1,100,000	1,171,627
California CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,917,371
California CDA Enloe Medical Center	5.00	8-15-2033	1,650,000	1,931,405
California CDA Enloe Medical Center	5.00	8-15-2035	1,000,000	1,167,690
California CDA Enloe Medical Center	5.00	8-15-2038	2,000,000	2,325,737
California CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,817,291
California CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,620,040
California CDA Revenue Emanate Heath Series A	3.00	4-1-2050	2,000,000	2,081,765
California CDA Revenue Emanate Heath Series A	4.00	4-1-2045	4,000,000	4,568,015
California CDA Revenue Kaiser Permanente Series L	5.00	4-1-2038	2,500,000	3,245,762
California CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	5,974,106
California Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	831,560
California Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	592,657
California Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	532,424
California Health Facilities Financing Kaiser Permanente Subordinated Bond Series A-2	5.00	11-1-2047	3,000,000	4,415,096
California HFFA	4.00	11-15-2048	5,000,000	5,643,197
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California HFFA	4.00%	11-1-2051	$ 3,000,000	$ 3,407,242
California HFFA	5.00	11-15-2046	2,040,000	2,491,372
California HFFA	5.00	11-15-2046	2,960,000	3,523,065
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,630,275
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	7,238,747
California HFFA Lucile Salter Packard Children's Hospital %%	4.00	5-15-2046	5,000,000	5,698,749
California HFFA Lucile Salter Packard Children's Hospital %%	4.00	5-15-2051	5,000,000	5,658,331
California HFFA Nevada Methodist Homes	5.00	7-1-2030	1,830,000	2,089,007
California HFFA Nevada Methodist Homes	5.00	7-1-2035	1,000,000	1,132,148
California HFFA Nevada Methodist Homes	5.00	7-1-2045	4,500,000	5,077,799
California HFFA Refunding Bond Cedars Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	11,813,058
California HFFA Refunding Bond Children's Hospital Series A	5.00	8-15-2047	10,050,000	11,837,574
California HFFA Revenue City of Hope	5.00	11-15-2049	8,000,000	9,513,038
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	11,000,000	12,659,557
California HFFA Senior Health Services	5.00	8-1-2040	700,000	864,326
California HFFA Senior Health Services	5.00	8-1-2050	1,000,000	1,215,087
California HFFA Series A	4.00	11-1-2040	1,375,000	1,599,717
California HFFA Series A	4.00	4-1-2045	5,500,000	6,271,861
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,217,205
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	6,625,000	7,848,054
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,652,454
California Municipal Finance Authority Revenue	4.00	12-1-2039	1,240,000	1,468,708
California Municipal Finance Authority Revenue	4.00	9-15-2046	3,300,000	3,870,665
California Municipal Finance Authority Revenue	4.00	10-1-2046	2,000,000	2,323,746
California Municipal Finance Authority Revenue	4.00	12-1-2049	2,915,000	3,386,496
California Municipal Finance Authority Revenue	4.00	9-15-2051	3,885,000	4,528,263
California Municipal Finance Authority Revenue	5.00	7-1-2039	1,000,000	1,232,231
California Municipal Finance Authority Revenue	5.00	7-1-2049	2,650,000	3,204,101
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	585,587
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	5,365,000	6,220,536
California PFA Senior Living Enso Village Project Series A 144A	5.00	11-15-2051	1,255,000	1,433,695
California PFA Senior Living Enso Village Project Series A 144A	5.00	11-15-2056	1,235,000	1,407,032
Palomar Health Refunding Bond	5.00	11-1-2042	4,000,000	4,711,180
San Buenaventura CA Community Mental Health System	8.00	12-1-2031	1,615,000	1,634,712
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,420,888
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,439,320
University of California Regents Medical Center Series L	4.00	5-15-2044	4,065,000	4,518,919
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,382,769
Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,371,223
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,168,542
				212,927,103
See accompanying notes to portfolio of investments

6  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 6.15%
California CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25%	11-15-2035	$ 1,500,000	$ 1,623,937
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	3,000,000	3,198,796
California Community Housing Agency Essential Housing Revenue Junior Fountains at Emerald Park Series 144A	4.00	8-1-2046	1,750,000	1,879,391
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	3,000,000	3,363,833
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	3,000,000	3,331,856
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2050	565,000	686,699
California HFA Municipal Certificate of Participation Series 2 Class A (FHLMC Insured)	3.75	3-25-2035	12,750,000	15,116,512
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	8,392,552	9,889,572
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	595,956
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2033	600,000	721,624
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2034	700,000	838,784
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2035	700,000	835,949
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2036	600,000	714,386
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2037	700,000	831,410
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2038	750,000	888,417
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2039	550,000	649,683
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2041	550,000	644,676
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2046	1,750,000	2,023,619
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC West Village Projects	5.00	5-15-2051	6,700,000	8,031,433
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2029	625,000	783,363
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2052	5,650,000	6,745,448
California School Finance Authority College Housing Revenue	4.00	11-1-2051	2,800,000	3,124,398
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	30,000	30,738
CSCDA Community Improvement Authority CA Essential Housing Revenue Mezzanine Lien Orange City 144A	4.00	3-1-2057	2,500,000	2,648,516
CSCDA Community Improvement Authority CA Essential Housing Revenue Mezzanine Lien Series B 144A	4.00	2-1-2057	750,000	785,547
CSCDA Community Improvement Authority CA Essential Housing Revenue Series A-2 144A	4.00	10-1-2056	2,000,000	2,113,095
CSCDA Community Improvement Authority Mezzanine Pasadena Portfolio 144A	4.00	12-1-2056	2,500,000	2,607,082
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  7

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Independent Cities California Finance Authority Mobile Home Park Revenue	5.00%	5-15-2048	$ 2,000,000	$ 2,382,766
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,125,715
Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,790,545
				80,003,746
Miscellaneous revenue: 12.71%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,100,564
Anaheim CA PFA CAB Subordinate Lien Bond Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	9,685,935
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,278,115
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	4,200,000	4,586,908
California CDA Infrastructure Program Revenue Series A	4.00	9-2-2051	1,295,000	1,428,330
California CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,044,047
California Communities Series A	5.00	9-2-2047	1,995,000	2,340,014
California Enterprise Development Authority Lease Revenue Riverside County Library Facilities Project	4.00	11-1-2049	1,900,000	2,140,283
California Infrastructure & Economic Development Bank Lease Revenue	5.00	8-1-2044	4,000,000	4,957,744
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,154,069
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,443,895
California Public Works Board Judicial Council Projects Series D	5.25	12-1-2025	4,000,000	4,032,016
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	5,042,105
California Public Works Board Various Capital Projects Series B	4.00	5-1-2046	1,255,000	1,473,007
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	24,143,643
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,208,771
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	9,850,000	9,926,540
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	5,620,000	5,976,963
Fresno CA Joint Powers Financing Authority Lease Revenue Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,385,052
Fullerton CA Joint Union High School Project Certificate of Participation (BAM Insured)	5.00	9-1-2035	1,385,000	1,592,873
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2041	1,700,000	1,961,594
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2051	750,000	853,381
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	850,616
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	466,926
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,495,000	1,690,087
See accompanying notes to portfolio of investments

8  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Jefferson CA Union High School District Certificate of Participation Teacher and Staff Housing Project (BAM Insured)	4.00%	8-1-2045	$ 1,400,000	$ 1,607,074
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,318,169
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,248,744
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	4,054,698
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,698,150
Mountain House CA Financing Authority Utility System Revenue Series A	5.00	12-1-2034	535,000	655,653
Porterville CA Water Revenue Certificates Participation Water System Financing Project (AGM Insured)	4.00	8-15-2045	625,000	727,128
Porterville CA Water Revenue Certificates Participation Water System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	1,155,239
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (NPFGC Insured) ¤	0.00	6-1-2026	10,000,000	9,469,415
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2035	1,300,000	1,513,926
Sacramento CA City School Joint Refunding Bond Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,358,895
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	3,073,170
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	501,139
San Mateo Foster City CA PFA Revenue Sanitary Mateo Street & Flood Control Projects	4.00	5-1-2045	3,750,000	4,339,795
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2037	250,000	260,978
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2042	625,000	652,445
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2047	1,000,000	1,043,912
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25	8-1-2022	510,000	520,646
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	659,427
Sutter Butte CA Flood Control Agency (BAM Insured)	5.00	10-1-2040	3,545,000	4,107,464
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	6,091,768
Union Sanitary District California Financing Authority Revenue Series A	3.00	9-1-2045	2,500,000	2,664,493
Union Sanitary District California Financing Authority Revenue Series A	3.00	9-1-2050	3,000,000	3,182,457
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	2,296,135
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,472,740
				165,437,138
Tax revenue: 9.55%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2043	750,000	855,717
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2048	1,100,000	1,250,814
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2043	750,000	855,717
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2048	1,035,000	1,176,902
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  9

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75%	8-1-2030	$ 3,190,000	$ 4,097,334
California CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,648,462
California CDA Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,980,925
California CDA Special Tax Community Facilities District #2020-02	4.00	9-1-2051	1,150,000	1,269,420
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (BAM Insured)	5.25	9-1-2047	5,000,000	6,125,792
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2032	1,050,000	1,244,331
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2034	1,250,000	1,475,709
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,606,019
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	975,077
Chino CA Community Facilities District Special Tax #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,962,063
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2043	500,000	570,478
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2048	1,000,000	1,137,103
City of Roseville CA	5.00	9-1-2045	1,280,000	1,501,816
Corona CA Community Facilities District #2018-1 Improvement Area #1 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,112,329
Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,704,432
Dinuba CA RDA Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,678,061
Elk Grove CA Financing Authority Special Tax Refunding Bond (BAM Insured)	5.00	9-1-2038	1,500,000	1,747,087
Fairfield CA Community Facilities District Special Tax Bond Number 2019 One Lake Improvement Area 144A	5.00	9-1-2050	3,000,000	3,560,402
Folsom Ranch Financing Authority California Facilities District #20 Russell	5.00	9-1-2048	1,650,000	1,876,221
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	3,008,953
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2034	500,000	600,413
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2038	305,000	363,481
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,379,534
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2044	1,000,000	1,155,371
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2050	3,000,000	3,491,718
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,673,183
See accompanying notes to portfolio of investments

10  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00%	8-1-2038	$ 1,635,000	$ 1,818,576
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,411,625
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,942,853
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,621,993
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	1,950,000	2,190,613
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,093,430
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,986,826
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,185,000	1,347,468
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,819,365
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,406,419
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	4,409,502
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,364,524
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	965,000	1,080,834
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,175,000	1,306,980
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	879,290
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2046	1,000,000	1,115,601
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2051	1,250,000	1,391,165
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	3,195,775
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,775,146
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,801,250
San Marcos CA Unified School District Special Tax Community Facilities District #4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,921,877
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,454,888
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,494,362
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,549,356
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	391,116
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  11

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00%	9-1-2038	$ 400,000	$ 456,299
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	287,585
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	285,187
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	3,111,374
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2045	2,000,000	2,480,437
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2049	2,200,000	2,718,250
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	841,837
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,115,796
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,154,083
				124,306,546
Tobacco revenue: 0.81%
California County CA Tobacco Securitization Agency	5.00	6-1-2050	1,210,000	1,427,975
California County CA Tobacco Securitization Agency CAB ¤	0.00	6-1-2055	14,000,000	2,802,832
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,419,398
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-2	5.00	6-1-2047	3,000,000	3,083,665
Northern California Tobacco Securitization Authority Tobacco Settlement Revenue CAB Refunding Asset ¤	0.00	6-1-2060	3,250,000	804,841
				10,538,711
Transportation revenue: 2.58%
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,143,851
Bay Area CA Toll Authority Toll Bridge Series S-H	5.00	4-1-2049	8,000,000	9,841,245
Foothill-Eastern Corridor Transportation Agency Refunding Bond Senior Lien Series A	4.00	1-15-2046	6,045,000	6,895,114
Foothill-Eastern Corridor Transportation Agency Subordinated Bond Series B-3	5.50	1-15-2053	8,000,000	8,304,216
Foothill-Eastern Corridor Transportation Agency Toll Road Revenue Refunding Senior Lien Series A	4.00	1-15-2046	2,650,000	3,022,672
San Francisco CA Municipal Transportation Agency Revenue Bond	5.00	3-1-2039	3,000,000	3,342,706
				33,549,804
Utilities revenue: 4.29%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,693,695
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,314,602
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,231,084
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,932,360
See accompanying notes to portfolio of investments

12  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Lassen CA Municipal Utility District Certificate of Participation %%	4.00%	5-1-2038	$ 2,615,000	$ 2,991,556
Lassen CA Municipal Utility District Certificate of Participation %%	4.00	5-1-2041	2,250,000	2,551,410
Lassen CA Municipal Utility District Certificate of Participation %%	4.00	5-1-2046	1,395,000	1,563,309
Lassen CA Municipal Utility District Certificate of Participation %%	4.00	5-1-2051	5,340,000	5,957,823
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	13,947,770
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	6,026,026
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	995,000	1,234,397
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	517,128
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,208,403
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,184,142
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,482,750
				55,836,455
Water & sewer revenue: 3.54%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,430,866
Bakersfield CA Wastewater Revenue Refunding Series A	5.00	9-15-2032	1,615,000	2,143,049
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,398,862
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,778,698
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,240,470
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,246,985
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Sumitomo Mitsui Banking Corporation LOC) ø	0.05	7-1-2035	4,800,000	4,800,000
Los Angeles CA Department of Water and Power Series A	5.00	7-1-2047	4,285,000	5,428,744
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,496,917
Pico Rivera CA Water Authority Series A	6.25	12-1-2032	3,385,000	3,419,544
San Buenaventura CA Public Facilities Financing Authority Series B	5.00	7-1-2042	4,000,000	4,144,964
San Francisco CA City & County Public Utilities Commission Water Revenue Subordinated Bond Series A	4.00	11-1-2050	1,525,000	1,790,295
San Francisco CA City & County Public Utilities Commission Water Revenue Subordinated Series Bond C	4.00	11-1-2045	1,650,000	1,951,044
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,743,978
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,078,214
				46,092,630
				1,252,114,194
Guam: 0.64%
Tax revenue: 0.16%
Guam Government Business Privilege Tax Series A %%	4.00	1-1-2042	1,000,000	1,116,999
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,011,316
				2,128,315
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  13

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.48%
Guam Government Waterworks Authority	5.25%	7-1-2033	$ 1,500,000	$ 1,626,131
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,401,317
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	1,205,336
				6,232,784
				8,361,099
Illinois: 0.88%
Miscellaneous revenue: 0.88%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	11,416,028
New York: 0.47%
Industrial development revenue: 0.47%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	6,071,943
Ohio: 0.06%
Tobacco revenue: 0.06%
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	5,000,000	800,298
Texas: 0.42%
Resource recovery revenue: 0.42%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	0.13	4-1-2040	500,000	500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series D ø	0.09	11-1-2040	5,000,000	5,000,000
				5,500,000
Total Municipal obligations (Cost $1,189,004,336)				1,284,263,562

		Yield	Shares
Short-term investments: 2.21%
Investment companies: 2.21%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	28,789,978	28,804,373
Total Short-term investments (Cost $28,803,349)				28,804,373
Total investments in securities (Cost $1,222,807,685)	101.29%			1,318,067,935
Other assets and liabilities, net	(1.29)			(16,724,985)
Total net assets	100.00%			$1,301,342,950

See accompanying notes to portfolio of investments

14  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$5,813,031	$96,698,231	$(73,708,292)	$425	$978	$28,804,373	28,789,978	$634
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  15

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$5,000,000	$0	$5,000,000
Municipal obligations	0	1,284,263,562	0	1,284,263,562
Short-term investments
Investment companies	28,804,373	0	0	28,804,373
Total assets	$28,804,373	$1,289,263,562	$0	$1,318,067,935
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

16  |  Wells Fargo California Tax-Free Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo California Tax-Free Fund  |  17